Long Term Debt (Details) - Schedule of Long Term Debt ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)		Mar. 31, 2023 USD ($)		Mar. 31, 2022 INR (₨)
Schedule of Long Term Debt [Line Items]
Total debt		₨ 123,605		$ 1,503.9		₨ 121,751
Less: current portion		9,414	[1]	114.5	[1]	9,209
Long-term debt		114,191		1,389.4		112,542
Secured Foreign Currency Term Loans [Member]
Schedule of Long Term Debt [Line Items]
Total debt		77,474		942.6		75,709
Secured Indian Rupee Term Loans [Member]
Schedule of Long Term Debt [Line Items]
Total debt		44,970		547.2		44,924
Unsecured Indian Rupee Term Loans [Member]
Schedule of Long Term Debt [Line Items]
Total debt	[2]	₨ 1,161		$ 14.1		₨ 1,118

[1]	Long term debt (principal) obligations for foreign currency denominated borrowings have been translated to Indian rupees using the closing exchange rate as of March 31, 2023 as per Reserve Bank of India.
[2]	Pertains to unsecured term loan taken by subsidiaries, forming the part of disposable group during the current year from its minority shareholders amounting to INR 1,161 million (US$14.1 million) as at March 31, 2023 and INR 1,118 million as at March 31, 2022.